BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                                   22nd Floor
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com




                                   May 6, 2008



BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                 Re:  Tax-Free Fund For Utah
                      File Nos. 33-38766 and 811-6239


Dear Sirs:

     On behalf of Tax-Free Fund For Utah (the "Fund") we enclose for filing with the Commission, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, a form of preliminary proxy statement and forms of proxies for an annual meeting and special meeting of shareholders to be held June 25, 2008.

     The staff is advised that there is a joint proxy statement for both annual and special meetings. The annual meeting deals only with routine items: election of Trustees and approval of independent registered public accounting firm. The special meeting will consider one non-routine matter described in the joint proxy material: Proposal No. 1, consideration of a new Advisory and Administration Agreement, which, if approved by the shareholders, will go into effect when and if similar agreements are approved by the shareholders of the other funds in the Aquila Group of Funds. The reasons for this proposal is described under Proposal No. 1 for the Special Meeting in the attached proxy statement, but is chiefly a result of certain proposed changes in the ownership of the corporate parent of the Fund's adviser. These changes are designed to avoid a change in "control" on the deaths of certain of the owners. The terms of the new agreement is substantially identical to those of the existing agreement.

     This filing is substantially identical to that of Tax-Free Trust of Oregon (the only portfolio of The Cascades Trust) File Nos. 33-4382 and 811-4626, accession number: 0000791049-08-000010. We received staff comments (Mr. Barrientos) on that filing. We made appropriate changes and addressed differences in a letter to the staff dated May 6, 2008. This filing incorporates all such matters. Selective review would be appropriate.

     Please address any comments to me or my partner, Robert I. Jones, at the above telephone number and address.

                                        Very truly yours,


                                        /s/William L.D. Barrett
                                        William L. D. Barrett